Loans and borrowings - Narrative (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 722,320	€ 720,856	€ 625,676
Local credit facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	18,200	18,200	21,400
Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 99,000	€ 99,000
Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 900